New Senior Credit Facility (Details) - USD ($) $ in Thousands	Nov. 23, 2020	Nov. 30, 2017	Jan. 02, 2022	Jan. 03, 2021
Secured Debt
Debt Instrument [Line Items]
Outstanding borrowings				$ 75,000
November 2020 Senior Credit Facility | Revolving Credit
Debt Instrument [Line Items]
Outstanding borrowings				0
November 2020 Senior Credit Facility | Secured Debt
Debt Instrument [Line Items]
Senior credit facility, issuance date	Nov. 23, 2020
Debt Instrument, Face Amount	$ 75,000
Senior credit facility, maturity date	Nov. 23, 2025
Senior credit facility, potential incremental increase	$ 37,500
Outstanding borrowings				$ 75,000
Debt Instrument, Annual Principal Payment Percentage	0.25%
Debt Instrument Covenant Compliance Liquidity Threshold	$ 20,000
November 2020 Senior Credit Facility | Secured Debt | Forecast
Debt Instrument [Line Items]
Debt Instrument, Annual Principal Payment			$ 800
November 2020 Senior Credit Facility | LIBOR | Minimum | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	1.00%
November 2020 Senior Credit Facility | Alternative Base Rate | Minimum | Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	2.00%
November 2017 Senior Credit Facility | Revolving Credit
Debt Instrument [Line Items]
Senior credit facility, issuance date		Nov. 30, 2017
Senior credit facility, maximum borrowing capacity		$ 150,000
Senior credit facility, maturity date		Nov. 30, 2022